Stockholders' Equity (Deficit) (Details Narrative) (10-K) - USD ($)					1 Months Ended										3 Months Ended		4 Months Ended	12 Months Ended
	Jun. 04, 2019	Apr. 03, 2019	Mar. 29, 2019	Jan. 25, 2019	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Jan. 31, 2020	Oct. 31, 2019	Sep. 30, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 03, 2020	Mar. 26, 2020	Mar. 07, 2019
Common stock, shares authorized															2,000,000,000		2,000,000,000	2,000,000,000	2,000,000,000		500,000,000
Common stock, par value															$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares authorized															10,000,000		10,000,000	10,000,000	10,000,000		10,000,000
Preferred stock, par value															$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001
Number of shares of common stock													8,600,298
Share issued for services, value																$ 318,000			$ 7,500
Exercise of stock options																		$ 10,400	5,000
Number of common stock warrants exercises																		4,170,000
Stock issued during the period convertible, shares															37,538,998		49,110,845
Stock issued during the period convertible															$ 140,500		$ 171,600		46,048
Accrued salary and interest accruals																			$ 348,312
Debt conversion price per share																						$ 0.08
Series B Preferred Stock [Member]
Preferred stock, shares authorized		1,500,000													500,000		500,000	500,000	500,000
Preferred stock, par value		$ 0.001
Number of shares of common stock		125,000					958,333
Share issued for services, value
Common shares issued for services and compensation, shares
Conversion of Series B preferred stock for common shares							25,000											(25,000)	(50,000)
Number of options exercised
Exercise of stock options
Stock issued during the period convertible, shares
Stock issued during the period convertible
Dividend stated value, price per share		$ 1.15
Redemption price per share		$ 1.35
Number of shares issued, value		$ 125,000
Conversion of stock amount converted		25,000
Investment recognized and amortized		28,750
Amortization expense																			$ 36,412
Conversion of stock description																			Subject to earlier conversion or redemption, the Series B Preferred Stock will automatically convert into fully paid and non-accessible shares of our common stock 24 months following the date of issuance of such Series B Preferred Stock without any action or payment required on the part of the holder of the Series B Convertible Preferred Stock. Subject to a floor price limitation of $0.03 per share, the automatic conversion price to which the Conversion/Dividend Stated Value will be applied will be the lower of (i) $0.10 per share of common stock; or (ii) a 20% discount to the lowest volume weighted average price ("VWAP") for our common stock on our principal trading market during the five (5) trading days immediately prior to the automatic conversion date.
Preferred stock, shares issued															50,000		50,000	50,000	75,000
Series B Dividends [Member]
Number of shares issued, value																		$ 38,287
Accrued interest																	$ 12,075	$ 12,075
Series C Preferred Stock [Member]
Preferred stock, shares authorized															129,559		129,559	129,559	129,559
Share issued for services, value
Common shares issued for services and compensation, shares
Conversion of Series B preferred stock for common shares
Number of options exercised
Exercise of stock options
Stock issued during the period convertible, shares
Stock issued during the period convertible
Preferred stock, shares issued															129,559		129,559	129,559		129,559
Common Stock [Member]
Number of shares of common stock							90,216						8,600,298
Number of shares issued for services																			250,000
Share issued for services, value																			$ 250
Common shares issued for services and compensation, shares															31,834,386			16,279,273
Conversion of Series B preferred stock for common shares																		958,333	1,465,949
Number of options exercised																		4,000,000	500,000
Exercise of stock options																		$ 4,000	$ 500
Stock issued during the period convertible, shares																			427,500
Stock issued during the period convertible																			$ 428
Conversion of stock amount converted		28,750
Investment recognized and amortized		$ 25,000
Pride Partners LLC [Member]
Number of shares of common stock																			427,500
Pride Partners LLC [Member] | Warrant [Member]
Number of shares of common stock																			4,365,000
Securities Exchange Agreement [Member] | Common Stock [Member]
Number of shares issued for conversion	129,558,574
Securities Exchange Agreement [Member] | LGBT Loyalty LLC [Member]
Number of restricted common stock, shares				120,959,996
Common stock, issued and outstanding percentage				49.99%
Securities Exchange Agreement [Member] | Maxim Partners, LLC [Member]
Stock issued during the period convertible, shares			8,598,578
Stock issued during the period convertible			$ 388,675
Employment Services Agreement [Member] | Series C Preferred Stock [Member]
Preferred stock, par value	$ 1,000
Conversion of stock description	Each share of Series C Preferred Stock is convertible, at any time and from time to time, at the option of the holder thereof, into that number of shares of Common Stock (subject in each case to a 4.99% beneficial ownership limitation) determined by dividing the Stated Value of such share of Series C Preferred Stock by the Series C Preferred Stock conversion price of $1.00 per share. Consequently, each Share of Series C Preferred Stock is presently convertible into 1,000 shares of Common Stock.
Number of shares issued for conversion	129,559
Debt conversion price per share	$ 1.00
Bridge Noteholder [Member]
Number of shares of common stock									294,994
Consultant [Member]
Number of shares of common stock														250,000
Number of shares issued for services									6,662,312									10,052,318
Share issued for services, value									$ 318,000					$ 7,500				$ 459,417
Number of options exercised														500,000
Exercise of stock options														$ 5,000
Consultant [Member] | Restricted Common Stock [Member]
Number of shares issued for services														750,000
Durwood Orlando Reece [Member]
Number of shares of common stock								1,000,000
Common shares issued for services and compensation, shares						11,942,161
Executive Officers [Member]
Number of shares issued for services						12,889,267
Share issued for services, value						$ 139,215
Option Holders [Member]
Number of options exercised					4,000,000
Stock options exercised price					$ 0.0026
Exercise of stock options					$ 10,400
Two Lender [Member]
Number of shares of common stock																			26,586,234
Five Unrelated Individuals [Member]
Number of shares of common stock												5,000,000	5,000,000						5,000,000
Investor [Member] | Series B Preferred Stock [Member]
Stock issued during the period convertible																			$ 50,000
Investor [Member] | Common Stock [Member]
Number of shares of common stock																			38,827
Investor [Member] | Two Series B Preferred Stock [Member]
Number of shares of common stock																			1,465,949
Series B Investor [Member] | Series B Preferred Stock [Member]
Conversion of stock shares converted										25,000	25,000
Series B Investor [Member] | Common Stock [Member]
Conversion of stock shares converted										731,031	734,918
Deferred Officer Compensation [Member]
Amortization of deferred officer compensation																			$ 195,054